Accumulated other comprehensive income - Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
AFS debt securities:
Realized (gain)/loss on sales of AFS debt securities, net	₨ 6,825.0	$ 79.9	₨ 826.7	₨ (720.3)
Allowance on AFS debt securities	0.0	0.0	(70.9)
Net of income tax	9,835.5		4,856.3
AFS debt Securities
AFS debt securities:
Net of income tax	9,835.5		4,856.3
Reclassification out of Accumulated Other Comprehensive Income | AFS debt Securities
AFS debt securities:
Realized (gain)/loss on sales of AFS debt securities, net	13,418.4	157.0	6,602.9
Allowance on AFS debt securities	0.0	0.0	(70.9)
Total before income tax	13,418.4	157.0	6,532.0
Income tax	(3,582.9)	(41.9)	(1,675.7)
Net of income tax	₨ 9,835.5	$ 115.1	₨ 4,856.3